Guarantor and Non-Guarantor Financial Statements (Tables)	6 Months Ended
Jun. 30, 2015
Text Block [Abstract]
Condensed Consolidating Balance Sheet

Condensed Consolidating Balance Sheet

June 30, 2015

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Assets
Current assets
Cash and cash equivalents	$43,030	$—	$75	$1,825	$34,340	$6,790
Intercompany receivables - current	—	(232,857)	5,388	160,059	40,319	27,091
Accounts receivable, net	130,888	—	—	—	114,532	16,356
Related party receivables	11,720	—	—	—	11,720	—
Inventories, net	177,083	—	—	—	144,579	32,504
Deferred tax assets	12,993	—	—	—	11,409	1,584
Discontinued current assets	111,821	—	—	—	108,008	3,813
Other current assets	24,501	—	—	2,460	14,083	7,958

Total current assets	512,036	(232,857)	5,463	164,344	478,990	96,096
Property, plant and equipment, net	129,721	—	—	—	87,011	42,710
Investment in subsidiaries	—	(539,736)	76,751	357,607	105,378	—
Goodwill	218,170	—	—	—	192,388	25,782
Other intangible assets, net	244,329	—	—	—	239,653	4,676
Intercompany receivables non-current	—	(102,076)	102,071	—	5	—
Deferred financing costs, net	9,128	—	—	9,128	—	—
Discontinued long-term assets	177,257	(6,976)	—	—	179,783	4,450
Other long-term assets	745	—	—	—	577	168

Total assets	$1,291,386	$(881,645)	$184,285	$531,079	$1,283,785	$173,882

Liabilities and shareholder’s equity
Current liabilities
Accounts payable	$104,708	$—	$—	$—	$83,068	$21,640
Current maturities of long-term debt	33,063	—	—	33,000	59	4
Related party payables	4,813	—	4,531	—	(278)	560
Intercompany payables - current	—	(232,857)	(1)	(2)	207,363	25,497
Product returns liability	28,227	—	—	—	27,757	470
Interest payable	14,632	—	—	14,632	—	—
Discontinued current liabilities	31,934	—	—	—	31,438	496
Accrued expenses and other current liabilities	55,391	—	6,125	(3,415)	44,824	7,857

Total current liabilities	272,768	(232,857)	10,655	44,215	394,231	56,524
Long-term debt, less current maturities	683,402	—	—	448,328	235,058	16
Pension and other post-retirement liabilities	89,382	—	—	—	89,207	175
Deferred tax liabilities	46,395	—	—	(38,215)	81,541	3,069
Intercompany payables - non-current	—	(102,076)	—	—	102,071	5
Long-term related party payables	101	—	—	—	101	—
Discontinued long-term liabilities	29,142	(6,976)	6,976	—	28,351	791
Other long-term liabilities	3,542	—	—	—	2,593	949
Total shareholder’s equity (deficit)	166,654	(539,736)	166,654	76,751	350,632	112,353

Total liabilities and shareholder’s equity (deficit)	$1,291,386	$(881,645)	$184,285	$531,079	$1,283,785	$173,882

Condensed Consolidating Balance Sheet

December 31, 2014

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Assets
Current assets
Cash and cash equivalents	$41,468	$—	$75	$2,626	$29,242	$9,525
Intercompany receivables - current	—	(255,603)	2,071	179,121	42,638	31,773
Accounts receivable, net	140,762	—	—	—	121,715	19,047
Related party receivables	17,185	—	—	—	17,185	—
Inventories, net	180,517	—	—	—	148,993	31,524
Deferred tax assets	27,009	—	—	1,466	24,011	1,532
Discontinued current assets	133,601	—	—	—	129,591	4,010
Other current assets	19,358	—	4	2,163	10,029	7,162

Total current assets	559,900	(255,603)	2,150	185,376	523,404	104,573
Property, plant and equipment, net	138,404	—	—	—	95,126	43,278
Investment in subsidiaries	—	(856,463)	128,236	624,722	103,505	—
Goodwill	219,125	—	—	—	192,389	26,736
Other intangible assets, net	253,685	—	—	—	248,229	5,456
Intercompany receivables non-current	—	(100,005)	100,000	—	5	—
Deferred financing costs, net	11,578	—	—	11,578	—	—
Discontinued long-term assets	176,051	(7,265)	—	—	178,925	4,391
Other long-term assets	1,380	—	—	—	681	699

Total assets	$1,360,123	$(1,219,336)	$230,386	$821,676	$1,342,264	$185,133

Liabilities and shareholder’s equity
Accounts payable	$111,888	$—	$—	—	83,104	28,784
Current maturities of long-term debt	23,066	—	—	23,000	59	7
Related party payables	2,450	—	1,706	—	—	744
Intercompany payables - current	—	(255,603)	—	3,160	220,727	31,716
Product returns liability	35,736	—	—	—	35,251	485
Interest payable	13,083	—	—	13,083	—	—
Discontinued current liabilities	44,628	—	—	—	44,283	345
Accrued expenses and other current liabilities	39,970	—	2,940	(6,753)	37,096	6,687

Total current liabilities	270,821	(255,603)	4,646	32,490	420,520	68,768
Long-term debt, less current maturities	684,798	—	—	684,679	101	18
Pension and other post-retirement liabilities	90,296	—	—	—	90,207	89
Deferred tax liabilities	55,695	—	—	(23,729)	75,692	3,732
Intercompany payables - non-current	—	(100,005)	—	—	100,000	5
Long-term related party payables	101	—	—	—	101	—
Discontinued long-term liabilities	30,183	(318)	159	159	29,392	791
Other long-term liabilities	2,648	—	—	—	1,688	960
Total shareholder’s equity (deficit)	225,581	(863,410)	225,581	128,077	624,563	110,770

Total liabilities and shareholder’s equity (deficit)	$1,360,123	$(1,219,336)	$230,386	$821,676	$1,342,264	$185,133

Condensed Consolidating Statement of Comprehensive Income (Loss)

Condensed Consolidating Statement of Comprehensive Income (Loss) (Unaudited)

Three Months Ended June 30, 2015

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Net sales	$201,569	$(35,366)	$—	$—	$187,607	$49,328
Cost of sales	178,732	(35,366)	—	(13)	172,989	41,122

Gross profit	22,837	—	—	13	14,618	8,206
Operating expenses
Selling, general and administrative	(13,563)	—	—	(161)	(11,331)	(2,071)
Amortization of acquired intangible assets	(4,044)	—	—	—	(3,846)	(198)
Restructuring costs, net	(6,411)	—	—	—	(6,411)	—

Operating (loss) income	(1,181)	—	—	(148)	(6,970)	5,937
Other expense
Interest (expense) income, net	(1,017)	—	9,708	(15,001)	4,267	9
Intercompany interest	—	—	515	5,569	(6,084)	—
Miscellaneous, net	(1,017)	—	47	2	(1,038)	(28)

(Loss) income before income taxes	(3,215)	—	10,270	(9,578)	(9,825)	5,918
Income tax expense	(15,581)	—	(2,877)	(3,124)	(7,662)	(1,918)

(Loss) income before equity in earnings of subsidiaries from continuing operations	(18,796)	—	7,393	(12,702)	(17,487)	4,000

Equity (deficit) in earnings of subsidiaries from continuing operations	—	35,676	(26,189)	(13,487)	4,000	—
(Loss) income from discontinued operations, net of tax	(12,265)	14,887	(12,265)	(46)	(14,792)	(49)

Net (loss) income	$(31,061)	$50,563	$(31,061)	$(26,235)	$(28,279)	$3,951

Comprehensive (loss) income	$(39,301)	$62,299	$(52,930)	$(25,472)	$(27,516)	$4,318

Condensed Consolidating Statement of Comprehensive Income (Loss) (Unaudited)

Three Months Ended June 30, 2014

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Net sales	$200,250	$(45,784)	$—	$—	$186,484	$59,550
Cost of sales	171,911	(45,784)	—	(20)	168,517	49,198

Gross profit	28,339	—	—	20	17,967	10,352
Operating expenses
Selling, general and administrative	(13,959)	—	(57)	(88)	(11,821)	(1,993)
Amortization of acquired intangible assets	(4,085)	—	—	—	(3,846)	(239)
Restructuring costs, net	(4,268)	—	—	—	(4,134)	(134)
Trademark impairment loss	(38,000)	—	—	—	(38,000)	—

Operating (loss) income	(31,973)	—	(57)	(68)	(39,834)	7,986
Other expense
Interest (expense) income, net	(11,303)	—	(1,119)	(13,761)	3,556	21
Intercompany interest	—	—	504	5,569	(6,011)	(62)
Miscellaneous, net	(788)	—	—	—	(855)	67

(Loss) income before income taxes	(44,064)	—	(672)	(8,260)	(43,144)	8,012
Income tax benefit (expense)	16,658	—	(446)	3,257	16,099	(2,252)

(Loss) income before equity in earnings of subsidiaries from continuing operations	(27,406)	—	(1,118)	(5,003)	(27,045)	5,760
(Loss) income before equity in earnings of subsidiaries from continuing operations	—	41,813	(26,288)	(21,285)	5,760	—
(Loss) income from discontinued operations, net of tax	1,806	(3,614)	1,806	1,806	1,806	2

Net (loss) income	$(25,600)	$38,199	$(25,600)	$(24,482)	$(19,479)	$5,762

Comprehensive (loss) income	$(24,595)	$34,516	$(20,532)	$(24,598)	$(19,595)	$5,614

Condensed Consolidating Statement of Comprehensive Income (Loss) (Unaudited)

Six Months Ended June 30, 2015

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Net sales	$402,840	$(73,886)	$—	$—	$375,495	$101,231
Cost of sales	367,663	(73,886)	—	(4)	355,146	86,407

Gross profit	35,177	—	—	4	20,349	14,824
Operating expenses
Selling, general and administrative	(27,366)	—	—	(424)	(22,899)	(4,043)
Amortization of acquired intangible assets	(8,091)	—	—	—	(7,691)	(400)
Restructuring costs, net	(6,740)	—	—	—	(6,740)	—

Operating (loss) income	(7,020)	—	—	(420)	(16,981)	10,381
Other expense
Interest (expense) income, net	(6,669)	—	14,496	(29,017)	7,834	18
Intercompany interest	—	—	1,026	11,137	(12,163)	—
Miscellaneous, net	(1,931)	—	47	—	(1,945)	(33)

(Loss) income before income taxes	(15,620)	—	15,569	(18,300)	(23,255)	10,366
Income tax expense	(12,132)	—	(4,361)	(1,007)	(3,415)	(3,349)

(Loss) income before equity in earnings of subsidiaries from continuing operations	(27,752)	—	11,208	(19,307)	(26,670)	7,017

Equity (deficit) in earnings of subsidiaries from continuing operations	—	51,596	(38,960)	(19,653)	7,017	—
(Loss) income from discontinued operations, net of tax	(15,574)	17,524	(15,574)	(46)	(17,230)	(248)

Net (loss) income	$(43,326)	$69,120	$(43,326)	$(39,006)	$(36,883)	$6,769

Comprehensive (loss) income	$(58,927)	$104,546	$(87,385)	$(41,069)	$(38,946)	$3,927

Condensed Consolidating Statement of Comprehensive Income (Loss) (Unaudited)

Six Months Ended June 30, 2014

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Net sales	$398,568	$(82,989)	$—	$—	$370,308	$111,249
Cost of sales	347,982	(82,989)	—	(26)	337,933	93,064

Gross profit	50,586	—	—	26	32,375	18,185
Operating expenses
Selling, general and administrative	(28,727)	—	(57)	(270)	(24,540)	(3,860)
Amortization of acquired intangible assets	(8,168)	—	—	—	(7,691)	(477)
Restructuring costs, net	(8,377)	—	—	—	(8,134)	(243)
Trademark impairment loss	(38,000)	—	—	—	(38,000)	—

Operating (loss) income	(32,686)	—	(57)	(244)	(45,990)	13,605
Other expense
Interest (expense) income, net	(26,699)	—	(6,360)	(27,487)	7,106	42
Intercompany interest	—	—	996	11,137	(12,009)	(124)
Miscellaneous, net	(1,807)	—	1	—	(1,882)	74

Loss from continuing operations before income taxes	(61,192)	—	(5,420)	(16,594)	(52,775)	13,597
Income tax benefit (expense)	20,367	—	(23)	6,185	17,960	(3,755)

(Loss) income before equity in earnings of subsidiaries from continuing operations	(40,825)	—	(5,443)	(10,409)	(34,815)	9,842
Equity (deficit) in earnings of subsidiaries from continuing operations	—	50,513	(35,382)	(24,973)	9,842	—
(Loss) income from discontinued operations, net of tax	2,683	(5,351)	2,683	2,683	2,683	(15)

Net (loss) income	$(38,142)	$45,162	$(38,142)	$(32,699)	$(22,290)	$9,827

Comprehensive (loss) income	$(31,916)	$23,098	$(9,379)	$(32,836)	$(22,427)	$9,628

Condensed Consolidating Statement of Cash Flows

Condensed Consolidating Statement of Cash Flows

Six Months Ended June 30, 2015

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Net cash (used in) provided by operating activities	$5,586	$—		$(9,301)	$12,674	$2,213

Cash flows from investing activities:
Capital expenditures	(12,138)	—	—	—	(9,938)	(2,200)
Proceeds from sale of property, plant	13	—	—	—	13	—
and equipment	—	—	—	—	—	—

Net cash used in investing activities	(12,125)	—	—	—	(9,925)	(2,200)

Cash flows from financing actvities:
Revolver borrowings	10,000	—	—	10,000	—	—
Debt repayments	(1,550)	—	—	(1,500)	(50)	—
Intercompany dividends received (paid)	—	—	—	—	2,368	(2,368)

Net cash provided by (used in) financing activities	8,450	—	—	8,500	2,318	(2,368)
Effect of exchange rate changes on cash	(341)	—	—	—	—	(341)

Net increase (decrease) in cash and cash equivalents	1,570	—	—	(801)	5,067	(2,696)
Cash and cash equivalents at beginning of period	44,468	—	75	2,626	31,945	9,822

Cash and cash equivalents at end of period	$46,038	$—	$75	$1,825	$37,012	$7,126
Less: discontinued operations cash and cash equivalents at the end of the period	(3,008)				(2,672)	(336)

Cash and cash equivalents of continuing operations at the end of period	$43,030	$—	$75	$1,825	$34,340	$6,790

Condensed Consolidating Statement of Cash Flows (Unaudited)

Six Months Ended June 30, 2014

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Net cash (used in) provided by operating activities	$(21,679)	$—	$—	$1,500	$(27,344)	$4,165

Cash flows from investing activities:
Capital expenditures	(21,522)	—	—	—	(17,734)	(3,788)
Proceeds from sale of property, plant and equipment	893	—	—	—	402	491

Net cash used in investing activities	(20,629)	—	—	—	(17,332)	(3,297)
Cash flows from financing activities:
Debt repayments	(1,534)	—	—	(1,500)	(30)	(4)
Intercompany dividends received (paid)	—	—	—	—	5,553	(5,553)

Net cash (used in) provided by financing activities	(1,534)	—	—	(1,500)	5,523	(5,557)
Effect of exchange rate changes on cash	(13)	—	—	—	—	(13)

Net decrease in cash and cash equivalents	(43,855)	—	—	—	(39,153)	(4,702)
Cash and cash equivalents at beginning of period	76,619	—	1	3,026	57,407	16,185

Cash and cash equivalents at end of period	$32,764	$—	$1	$3,026	$18,254	$11,483